Inventories	6 Months Ended	12 Months Ended
	Oct. 31, 2025	Apr. 30, 2025
Inventory Disclosure [Abstract]
Inventories

7 Inventories

	As of
	April 30, 2025	October 31, 2025	October 31, 2025
	S$	S$	US$
	Audited	Unaudited	Unaudited
Parts	53,021	46,120	35,443
Partial finished goods	94,391	101,906	78,315
Finished goods	162,595	163,629	125,749
	310,007	311,655	239,507

No inventory obsolescence or write-down was recognized during six months period ended October 31, 2025.

7	Inventories

	As of April 30,
	2024	2025	2025
	S$	S$	US$

Parts	23,978	53,021	40,614
Partial finished goods	82,527	94,391	72,304
Finished goods	81,079	162,595	124,547
	187,584	310,007	237,465